Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge/(credit)	£ 2,317	£ 6,836	£ (1,080)	£ 13,794
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge/(credit)	1,622	4,495	1,546	8,587
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge/(credit)	277	441	(3,719)	1,311
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge/(credit)	36	184	235	329
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge/(credit)	269	1,157	634	2,455
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge/(credit)	£ 113	£ 559	£ 224	£ 1,112